(2_FIDELITY_LOGOS)

FIDELITY(REGISTERED TRADEMARK) INVESTMENTS
VARIABLE ANNUITY ACCOUNT I

ANNUAL REPORT

DECEMBER 31, 1999

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF FIDELITY INVESTMENTS LIFE INSURANCE COMPANY VARIABLE ANNUITY OWNERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. NEITHER FIDELITY INVESTMENTS LIFE INSURANCE COMPANY NOR FIDELITY BROKERAGE SERVICES, INC. IS A BANK, AND NEITHER THE ANNUITIES NOR MUTUAL FUND SHARES ARE BACKED OR GUARANTEED BY ANY BANK OR INSURED BY THE FDIC.

STATEMENT OF ASSETS AND LIABILITIES


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

ASSETS                         DECEMBER 31, 1999

Investments at current market
value:

 Variable Insurance Products
Fund (VIP)

  Money Market Portfolio -     $ 1,034,800,366
1,034,800,366 shares (cost $
1,034,800,366)

  High Income Portfolio -       261,740,986
23,142,439 shares (cost
$288,891,737)

  Equity-Income Portfolio -     1,368,732,781
53,237,370 shares (cost
$1,054,223,689)

  Growth Portfolio -            2,275,450,859
41,424,556 shares (cost
$1,404,711,711)

  Overseas Portfolio -          379,505,600
13,830,379 shares (cost
$268,791,864)



 Variable Insurance Products
Fund II (VIP II)

  Investment Grade Bond         197,380,314
Portfolio - 16,231,934
shares (cost $205,244,503)

  Asset Manager Portfolio -     801,919,715
42,952,315 shares (cost
$672,191,944)

  Index 500 Portfolio -         1,322,070,644
7,897,202 shares (cost
$886,207,820)

  Asset Manager: Growth         348,310,936
Portfolio - 18,950,541
shares (cost $277,009,021)

  Contrafund Portfolio -        1,914,069,592
65,662,765 shares (cost
$1,129,015,399)



 Variable Insurance Products
Fund III (VIP III)

  Balanced Portfolio -          123,711,592
7,731,974 shares (cost
$119,578,899)

  Growth & Income Portfolio -   588,502,063
34,017,460 shares (cost
$489,222,747)

  Growth Opportunities          327,459,619
Portfolio - 14,145,124
shares (cost $271,733,805)



 Morgan Stanley Dean Witter
Universal Funds (MSDWUF)

  Emerging Markets Equity       64,896,080
Portfolio - 4,665,426 shares
(cost $49,298,981)

  Emerging Markets Debt         3,407,039
Portfolio - 493,059 shares
(cost $4,397,335)

  Global Equity Portfolio -     16,214,474
1,258,888 shares (cost
$16,881,750)

  International Magnum          13,187,280
Portfolio - 949,408 shares
(cost $11,872,866)



 PBHG Insurance Series Funds
(PBHG)

  Growth II Portfolio -         124,988,707
5,422,504 shares (cost
$94,133,369)

  Small Cap Value Portfolio -   41,373,038
3,073,777 shares (cost
$36,356,515)

  Large Cap Value Portfolio -   36,317,922
2,390,910 shares (cost
$34,538,002)

  Technology & Communications   1,429,027,945
Portfolio - 31,059,073
shares (cost $748,929,141)

  Select 20 Portfolio -         677,661,395
20,723,590 shares (cost
$335,206,119)



 Strong Variable Insurance
Funds (SVIF)

  Discovery Fund II Portfolio   3,113,152
- 273,563 shares (cost
$3,171,203)

  Mid Cap Growth Fund II        243,753,053
Portfolio - 8,026,113 shares
(cost $175,773,315)

  Opportunity Fund II           52,797,806
Portfolio - 2,031,466 shares
(cost $46,136,486)



 Warburg Pincus Trust (WPT)

  Small Company Growth          45,708,345
Portfolio - 1,744,593 shares
(cost $33,277,030)

  International Equity          20,215,143
Portfolio - 1,210,488 shares
(cost $17,014,360)

  Post-Venture Capital          12,722,297
Portfolio - 660,555 shares
(cost $9,178,217)



   Total Assets                $ 13,729,038,743



NET ASSETS COMPRISED OF:

 Variable Annuity Contracts    $ 12,871,054,665

 Annuity Reserves               857,994,081

 Payable to Variable Account    (10,003)
by Fidelity Investments Life
Insurance Company



NET ASSETS                     $ 13,729,038,743

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                               SUBACCOUNTS INVESTING IN:

                                                                         VIP -                         VIP -
                                VIP -                                    HIGH INCOME                   EQUITY-INCOME
                                MONEY MARKET



                               12/31/99                   12/31/98      12/31/99      12/31/98        12/31/99

INCOME:

Dividends                      $ 43,056,097               $ 32,096,882  $ 24,152,091  $ 23,805,612    $ 22,453,718

EXPENSES:

Mortality risk, expense risk    6,937,983                  4,901,964     2,238,473     2,633,630       12,300,342
and administrative charges

Net investment income (loss)    36,118,114                 27,194,918    21,913,618    21,171,982      10,153,376

Realized gain on sale of fund   0                          0             182,459       4,318,426       165,178,034
shares

Realized gain distributions     0                          0             902,883       15,126,483      49,634,534

Unrealized appreciation         0                          0             (4,017,281)   (57,719,667)    (148,832,159)
(depreciation)

Net increase (decrease) in     $ 36,118,114               $ 27,194,918  $ 18,981,679  $ (17,102,776)  $ 76,133,785
net assets from operations





                                               VIP -                         VIP -
                                               GROWTH                        OVERSEAS




                               12/31/98       12/31/99       12/31/98       12/31/99       12/31/98

INCOME:

Dividends                      $ 23,290,879   $ 2,554,613    $ 5,047,927    $ 3,847,399    $ 4,778,919

EXPENSES:

Mortality risk, expense risk    13,686,765     14,297,940     9,170,424      2,193,157      2,183,325
and administrative charges

Net investment income (loss)    9,604,114      (11,743,327)   (4,122,497)    1,654,242      2,595,594

Realized gain on sale of fund   104,830,108    43,006,924     40,388,245     8,152,274      9,228,055
shares

Realized gain distributions     82,888,133     160,621,295    132,043,151    6,205,483      14,085,236

Unrealized appreciation         (36,054,859)   380,135,317    204,627,266    87,545,263     (1,421,498)
(depreciation)

Net increase (decrease) in     $ 161,267,496  $ 572,020,209  $ 372,936,165  $ 103,557,262  $ 24,487,387
net assets from operations







                                VIP II -                                  VIP II -                       VIP II -
                                INVESTMENT  GRADE BOND                    ASSET MANAGER                  INDEX 500




                               12/31/99                 12/31/98         12/31/99        12/31/98       12/31/99

INCOME:

Dividends                      $ 10,063,980             $ 5,744,010      $ 26,505,755    $ 24,381,840   $ 10,770,676

EXPENSES:

Mortality risk, expense risk    1,936,261                   1,339,333     6,538,920       6,456,036      9,964,363
and administrative charges

Net investment income (loss)    8,127,719                 4,404,677       19,966,835      17,925,804     806,313

Realized gain on sale of fund   244,359                    2,547,932      25,832,009      16,078,991     85,020,408
shares

Realized gain distributions     3,157,327                 681,493         33,573,955      73,145,521     7,308,673

Unrealized appreciation         (16,237,106)               4,439,938      (2,415,965)     (3,584,516)    124,508,783
(depreciation)

Net increase (decrease) in     $ (4,707,701)               $ 12,074,040  $ 76,956,834    $ 103,565,800  $ 217,644,177
net assets from operations






                                               VIP II -                       VIP II -
                                               ASSET MANAGER:                 CONTRAFUND
                                               GROWTH



                               12/31/98       12/31/99         12/31/98      12/31/99       12/31/98

INCOME:

Dividends                      $ 9,035,234    $ 7,827,870      $ 6,481,674   $ 7,541,601    $ 8,346,877

EXPENSES:

Mortality risk, expense risk    7,372,193      2,746,761        2,605,407     13,984,571     10,705,399
and administrative charges

Net investment income (loss)    1,663,041      5,081,109        3,876,267     (6,442,970)    (2,358,522)

Realized gain on sale of fund   42,436,975     19,404,288       15,999,371    93,340,810     53,814,041
shares

Realized gain distributions     20,927,197     12,982,809       30,311,357    55,305,071     61,409,174

Unrealized appreciation         146,192,653    7,512,419        (1,663,981)   219,949,013    223,438,815
(depreciation)

Net increase (decrease) in     $ 211,219,866  $ 44,980,625     $ 48,523,014  $ 362,151,924  $ 336,303,508
net assets from operations


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                               SUBACCOUNTS INVESTING IN:

                                                                              VIP III -
                                VIP III -                                    GROWTH &
                               BALANCED                                       INCOME



                               12/31/99                        12/31/98      12/31/99                      12/31/98

INCOME:

Dividends                      $ 2,668,561                     $ 1,599,419   $ 3,801,304                   $ 0

EXPENSES:

Mortality risk, expense risk    1,086,080                       655,242       5,373,329                     3,314,273
and administrative charges

Net investment income (loss)    1,582,481                       944,177       (1,572,025)                   (3,314,273)

Realized gain on sale of fund   6,102,937                       3,178,661     71,504,723                    5,527,477
shares

Realized gain distributions     3,101,301                       2,443,558     7,602,607                     1,561,847

Unrealized appreciation         (6,374,709)                     6,090,310     (27,907,245)                  99,729,988
(depreciation)

Net increase (decrease) in     $ 4,412,010                     $ 12,656,706  $ 49,628,060                  $ 103,505,039
net assets from operations



                                    MSDWUF -   GLOBAL EQUITY                   MSDWUF -   INTERNATIONAL
                                                                             MAGNUM



                               12/31/99                        12/31/98      12/31/99                      12/31/98

INCOME:

Dividends                      $ 196,524                       $ 119,133     $ 87,571                      $ 38,795

EXPENSES:

Mortality risk, expense risk    141,042                            95,443     91,871                        69,283
and administrative charges

Net investment income (loss)    55,482                           23,690       (4,300)                       (30,488)

Realized gain on sale of fund   313,353                           275,615     31,185                        445,069
shares

Realized gain distributions     769,099                          107,863      56,501                        43,290

Unrealized appreciation         (647,744)                         (13,408)    2,474,219                     (1,107,058)
(depreciation)

Net increase (decrease) in     $ 490,190                          $ 393,760  $ 2,557,605                   $ (649,187)
net assets from operations





                                VIP III -                               MSDWUF -
                               GROWTH                                   EMERGING MARKETS
                                OPPORTUNITIES                           EQUITY



                               12/31/99                  12/31/98      12/31/99                       12/31/98

INCOME:

Dividends                      $ 4,157,611               $ 3,366,752   $ 6,296                        $ 24,349

EXPENSES:

Mortality risk, expense risk    3,214,105                 2,888,523     183,185                        31,210
and administrative charges

Net investment income (loss)    943,506                   478,229       (176,889)                      (6,861)

Realized gain on sale of fund   41,356,198                7,155,764     2,228,308                      198,635
shares

Realized gain distributions     7,772,926                 11,703,472    0                              0

Unrealized appreciation         (37,906,680)              56,119,613    16,923,324                     (1,271,839)
(depreciation)

Net increase (decrease) in     $ 12,165,950              $ 75,457,078  $ 18,974,743                   $ (1,080,065)
net assets from operations



                                    PBHG -   GROWTH II                   PBHG -   SMALL CAP   VALUE




                               12/31/99                  12/31/98      12/31/99                       12/31/98

INCOME:

Dividends                      $ 0                       $ 0           $ 0                            $ 6,754

EXPENSES:

Mortality risk, expense risk    200,218                   32,504        321,079                        225,695
and administrative charges

Net investment income (loss)    (200,218)                 (32,504)      (321,079)                      (218,941)

Realized gain on sale of fund   867,275                   225,669       2,287,120                      1,376,831
shares

Realized gain distributions     0                         0             0                              40,814

Unrealized appreciation         30,717,543                68,354        3,650,843                      1,169,066
(depreciation)

Net increase (decrease) in     $ 31,384,600              $ 261,519     $ 5,616,884                    $ 2,367,770
net assets from operations





                                MSDWUF -
                                EMERGING MARKETS
                                DEBT



                               12/31/99                       12/31/98

INCOME:

Dividends                      $ 409,018                      $ 245,208

EXPENSES:

Mortality risk, expense risk    21,575                         20,510
and administrative charges

Net investment income (loss)    387,443                        224,698

Realized gain on sale of fund   52,286                         31,585
shares

Realized gain distributions     0                              0

Unrealized appreciation         182,290                        (1,105,348)
(depreciation)

Net increase (decrease) in     $ 622,019                      $ (849,065)
net assets from operations



                                 PBHG -   LARGE CAP   VALUE




                               12/31/99                       12/31/98

INCOME:

Dividends                      $ 1,033                        $ 49,627

EXPENSES:

Mortality risk, expense risk    292,040                        54,157
and administrative charges

Net investment income (loss)    (291,007)                      (4,530)

Realized gain on sale of fund   2,987,992                      495,109
shares

Realized gain distributions     882,489                        104,635

Unrealized appreciation         (585,169)                      2,352,195
(depreciation)

Net increase (decrease) in     $ 2,994,305                    $ 2,947,409
net assets from operations


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                               SUBACCOUNTS INVESTING IN:

                                PBHG -  TECHNOLOGY &                        PBHG -   SELECT 20
                               COMMUNICATIONS



                               12/31/99                   12/31/98     12/31/99                  12/31/98

INCOME:

Dividends                      $ 0                        $ 2,529      $ 0                       $ 2,946

EXPENSES:

Mortality risk, expense risk    2,762,048                  114,064      3,174,141                 853,459
and administrative charges

Net investment income (loss)    (2,762,048)                 (111,535)   (3,174,141)                (850,513)

Realized gain on sale of fund   9,207,801                  501,364      36,793,079                4,426,860
shares

Realized gain distributions     0                          0            0                         0

Unrealized appreciation         676,031,390                4,097,815    287,462,086               54,862,065
(depreciation)

Net increase (decrease) in     $ 682,477,143              $ 4,487,644  $ 321,081,024             $ 58,438,412
net assets from operations





                                 SVIF -   DISCOVERY    FUND                SVIF -   MID CAP GROWTH
                               II                                        FUND II



                               12/31/99                      12/31/98    12/31/99                      12/31/98

INCOME:

Dividends                      $ 0                           $ 0         $ 0                           $ 27

EXPENSES:

Mortality risk, expense risk    18,633                        15,019      573,402                       51,977
and administrative charges

Net investment income (loss)    (18,633)                       (15,019)   (573,402)                      (51,950)

Realized gain on sale of fund   42,846                        29,945      1,320,568                     177,519
shares

Realized gain distributions     292,833                       23,062      29,051                        0

Unrealized appreciation         (87,515)                      47,865      66,604,569                    1,398,499
(depreciation)

Net increase (decrease) in     $ 229,531                     $ 85,853    $ 67,380,786                  $ 1,524,068
net assets from operations





                                 SVIF -   OPPORTUNITY   FUND
                               II



                               12/31/99                       12/31/98

INCOME:

Dividends                      $ 0                            $ 57,387

EXPENSES:

Mortality risk, expense risk    297,094                        144,279
and administrative charges

Net investment income (loss)    (297,094)                       (86,892)

Realized gain on sale of fund   1,045,329                      178,312
shares

Realized gain distributions     2,985,965                      1,317,403

Unrealized appreciation         7,090,430                      (453,869)
(depreciation)

Net increase (decrease) in     $ 10,824,630                   $ 954,954
net assets from operations









                                 WPT -   SMALL COMPANY                      WPT -   INTERNATIONAL
                               GROWTH                                     EQUITY



                               12/31/99                   12/31/98        12/31/99                   12/31/98

INCOME:

Dividends                      $ 0                        $ 0             $ 139,563                  $ 23,172

EXPENSES:

Mortality risk, expense risk    171,003                       110,109      47,030                     33,469
and administrative charges

Net investment income (loss)    (171,003)                   (110,109)      92,533                      (10,297)

Realized gain on sale of fund   840,101                      365,092       179,279                    131,244
shares

Realized gain distributions     1,164,244                   0              0                          0

Unrealized appreciation         12,968,059                   (688,006)     3,699,852                  (470,679)
(depreciation)

Net increase (decrease) in     $ 14,801,401                  $ (433,023)  $ 3,971,664                $ (349,732)
net assets from operations





                                 WPT -   POST-VENTURE                     TOTAL
                               CAPITAL



                               12/31/99                  12/31/98    12/31/99         12/31/98

INCOME:

Dividends                      $ 0                       $ 0         $ 170,241,281    $ 148,545,952

EXPENSES:

Mortality risk, expense risk    55,782                    39,091      91,162,428       69,802,783
and administrative charges

Net investment income (loss)    (55,782)                   (39,091)   79,078,853        78,743,169

Realized gain on sale of fund   361,254                   267,294     617,883,199      314,630,189
shares

Realized gain distributions     0                         0           354,349,046      447,963,689

Unrealized appreciation         3,847,450                 (324,010)   1,686,291,277    698,755,704
(depreciation)

Net increase (decrease) in     $ 4,152,922               $ (95,807)  $ 2,737,602,375  $ 1,540,092,751
net assets from operations


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                                                                  VIP -   HIGH INCOME
                                      VIP -   MONEY MARKET



                                 12/31/99                    12/31/98        12/31/99                   12/31/98

Net investment income (loss)     $ 36,118,114                $ 27,194,918    $ 21,913,618               $ 21,171,982

Net realized gain on              0                           0               1,085,342                  19,444,909
investments

Unrealized appreciation           0                           0               (4,017,281)                (57,719,667)
(depreciation)

Net increase (decrease) in        36,118,114                  27,194,918      18,981,679                 (17,102,776)
net assets from operations

Payments received from            1,286,021,535               807,653,915     10,344,306                 19,052,726
contract owners

Transfers between                 (907,311,345)               (484,805,719)   (29,864,881)               (34,335,132)
sub-accounts and the fixed
account, net

Transfers for contract            (109,640,243)               (81,249,209)    (13,964,158)               (11,355,372)
benefits and terminations

Other transfers (to) from         4,752                       (59,095)        (1,374)                    16,131
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        269,074,699                 241,539,892     (33,486,107)               (26,621,647)
net assets from contract
transactions

Retained in (returned from)       (66,104)                    (43,725)        (53,692)                   41,287
Variable Annuity  Account I,
net

Total increase (decrease) in      305,126,709                 268,691,085     (14,558,120)               (43,683,136)
net assets

Net assets at beginning of year   729,673,657                 460,982,572     276,299,106                319,982,242

Net assets at end of year        $ 1,034,800,366             $ 729,673,657   $ 261,740,986              $ 276,299,106





                                      VIP -   EQUITY-INCOME                         VIP -   GROWTH




                                 12/31/99                     12/31/98         12/31/99              12/31/98

Net investment income (loss)     $ 10,153,376                 $ 9,604,114      $ (11,743,327)        $ (4,122,497)

Net realized gain on              214,812,568                  187,718,241      203,628,219           172,431,396
investments

Unrealized appreciation           (148,832,159)                (36,054,859)     380,135,317           204,627,266
(depreciation)

Net increase (decrease) in        76,133,785                   161,267,496      572,020,209           372,936,165
net assets from operations

Payments received from            20,760,151                   28,208,563       60,915,377            24,665,215
contract owners

Transfers between                 (248,038,028)                (202,330,328)    318,329,136           19,580,093
sub-accounts and the fixed
account, net

Transfers for contract            (66,840,847)                 (72,201,646)     (59,702,522)          (39,644,250)
benefits and terminations

Other transfers (to) from         49,660                       (31,813)         187,727               43,976
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        (294,069,064)                (246,355,224)    319,729,718           4,645,034
net assets from contract
transactions

Retained in (returned from)       (113,160)                    88,226           (41,670)              11,999
Variable Annuity  Account I,
net

Total increase (decrease) in      (218,048,439)                (84,999,502)     891,708,257           377,593,198
net assets

Net assets at beginning of year   1,586,781,220                1,671,780,722    1,383,742,602         1,006,149,404

Net assets at end of year        $ 1,368,732,781              $ 1,586,781,220  $ 2,275,450,859       $ 1,383,742,602





                                      VIP -   OVERSEAS




                                 12/31/99                12/31/98

Net investment income (loss)     $ 1,654,242             $ 2,595,594

Net realized gain on              14,357,757              23,313,291
investments

Unrealized appreciation           87,545,263              (1,421,498)
(depreciation)

Net increase (decrease) in        103,557,262             24,487,387
net assets from operations

Payments received from            7,513,162               6,532,880
contract owners

Transfers between                 24,941,971              (17,347,796)
sub-accounts and the fixed
account, net

Transfers for contract            (12,164,645)            (8,696,657)
benefits and terminations

Other transfers (to) from         4,234                   (19,610)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        20,294,722              (19,531,183)
net assets from contract
transactions

Retained in (returned from)       (14,758)                2,875
Variable Annuity  Account I,
net

Total increase (decrease) in      123,837,226             4,959,079
net assets

Net assets at beginning of year   255,668,374             250,709,295

Net assets at end of year        $ 379,505,600           $ 255,668,374













                                   VIP II -    INVESTMENT                              VIP II -   ASSET MANAGER

                                 GRADE BOND





                                 12/31/99                       12/31/98          12/31/99                        12/31/98


Net investment income (loss)     $ 8,127,719                     $ 4,404,677      $ 19,966,835                    $
17,925,804

Net realized gain on              3,401,686                       3,229,425        59,405,964
89,224,512
investments


Unrealized appreciation           (16,237,106)                     4,439,938       (2,415,965)
(3,584,516)
(depreciation)


Net increase (decrease) in        (4,707,701)                       12,074,040     76,956,834
103,565,800
net assets from operations


Payments received from            11,926,064                       11,683,573      11,134,826
12,519,190
contract owners


Transfers between                 (42,438,815)                      127,113,509    (47,080,749)
(28,136,317)
sub-accounts and the fixed

account, net


Transfers for contract            (18,481,934)                      (8,719,110)    (51,761,153)
(50,593,986)
benefits and terminations


Other transfers (to) from         7,162                               (74,990)     (159,301)                       (55,296)

Fidelity Investments Life

Insurance Co., net


Net increase (decrease) in        (48,987,523)                       130,002,982   (87,866,377)
(66,266,409)
net assets from contract

transactions


Retained in (returned from)       (6,429)                            606           (35,795)                        15,446

Variable Annuity  Account I,

net


Total increase (decrease) in      (53,701,653)                     142,077,628     (10,945,338)
37,314,837
net assets


Net assets at beginning of year   251,081,967                      109,004,339     812,865,053
775,550,216

Net assets at end of year        $ 197,380,314                   $ 251,081,967    $ 801,919,715                   $
812,865,053






                                      VIP II -   INDEX 500                      VIP II -   ASSET MANAGER:
                                                                              GROWTH



                                 12/31/99                    12/31/98         12/31/99                       12/31/98

Net investment income (loss)     $ 806,313                   $ 1,663,041      $ 5,081,109                    $ 3,876,267

Net realized gain on              92,329,081                  63,364,172       32,387,097                     46,310,728
investments

Unrealized appreciation           124,508,783                 146,192,653      7,512,419                      (1,663,981)
(depreciation)

Net increase (decrease) in        217,644,177                 211,219,866      44,980,625                     48,523,014
net assets from operations

Payments received from            41,913,743                  44,069,986       9,448,324                      11,653,847
contract owners

Transfers between                 32,545,382                  105,883,805      (23,374,601)                   (45,226,128)
sub-accounts and the fixed
account, net

Transfers for contract            (36,869,546)                (35,534,283)     (11,322,189)                   (10,573,682)
benefits and terminations

Other transfers (to) from         42,586                      85,476           (40,329)                       13,593
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        37,632,165                  114,504,984      (25,288,795)                   (44,132,370)
net assets from contract
transactions

Retained in (returned from)       (71,526)                    65,307           (14,340)                       (4,565)
Variable Annuity  Account I,
net

Total increase (decrease) in      255,204,816                 325,790,157      19,677,490                     4,386,079
net assets

Net assets at beginning of year   1,066,865,828               741,075,671      328,633,446                    324,247,367

Net assets at end of year        $ 1,322,070,644             $ 1,066,865,828  $ 348,310,936                  $ 328,633,446






                                      VIP II -   CONTRAFUND




                                 12/31/99                     12/31/98

Net investment income (loss)     $ (6,442,970)                $ (2,358,522)

Net realized gain on              148,645,881                  115,223,215
investments

Unrealized appreciation           219,949,013                  223,438,815
(depreciation)

Net increase (decrease) in        362,151,924                  336,303,508
net assets from operations

Payments received from            50,161,456                   40,420,854
contract owners

Transfers between                 37,507,774                   (39,056,459)
sub-accounts and the fixed
account, net

Transfers for contract            (54,008,095)                 (37,401,390)
benefits and terminations

Other transfers (to) from         107,751                      6,747
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        33,768,886                   (36,030,248)
net assets from contract
transactions

Retained in (returned from)       (51,523)                     35,076
Variable Annuity  Account I,
net

Total increase (decrease) in      395,869,287                  300,308,336
net assets

Net assets at beginning of year   1,518,200,305                1,217,891,969

Net assets at end of year        $ 1,914,069,592              $ 1,518,200,305


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                                                             VIP III -   GROWTH &
                                   VIP III -   BALANCED                    INCOME



                                 12/31/99                   12/31/98       12/31/99                  12/31/98

Net investment income (loss)     $ 1,582,481                $ 944,177      $ (1,572,025)             $ (3,314,273)

Net realized gain on              9,204,238                  5,622,219      79,107,330                7,089,324
investments

Unrealized appreciation           (6,374,709)                6,090,310      (27,907,245)              99,729,988
(depreciation)

Net increase (decrease) in        4,412,010                  12,656,706     49,628,060                103,505,039
net assets from operations

Payments  received from           6,988,735                  6,770,357      29,125,121                35,584,695
contract owners

Transfers between                 7,342,988                  33,261,216     (55,352,241)              204,942,506
sub-accounts and the fixed
account, net

Transfers for contract            (6,160,455)                (3,139,722)    (22,609,519)              (10,371,919)
benefits and terminations

Other transfers (to) from         13,799                     (22,185)       31,178                    (29,796)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        8,185,067                  36,869,666     (48,805,461)              230,125,486
net assets from contract
transactions

Retained in (returned from)       (828)                      (1,989)        (67,783)                  55,231
Variable Annuity Account I,
net

Total increase (decrease) in      12,596,249                 49,524,383     754,816                   333,685,756
net assets

Net assets at beginning of year   111,115,343                61,590,960     587,747,247               254,061,491

Net assets at end of year        $ 123,711,592              $ 111,115,343  $ 588,502,063             $ 587,747,247





                                   VIP III -   GROWTH                     MSDWUF -   EMERGING MARKETS
                                 OPPORTUNITIES                            EQUITY



                                 12/31/99                12/31/98       12/31/99                       12/31/98

Net investment income (loss)     $ 943,506               $ 478,229      $ (176,889)                    $ (6,861)

Net realized gain on              49,129,124              18,859,236     2,228,308                      198,635
investments

Unrealized appreciation           (37,906,680)            56,119,613     16,923,324                     (1,271,839)
(depreciation)

Net increase (decrease) in        12,165,950              75,457,078     18,974,743                     (1,080,065)
net assets from operations

Payments  received from           13,230,641              22,707,942     2,075,239                      662,190
contract owners

Transfers between                 (103,481,122)           46,362,214     40,713,185                     3,132,046
sub-accounts and the fixed
account, net

Transfers for contract            (10,322,606)            (7,734,200)    (1,329,321)                    (41,665)
benefits and terminations

Other transfers (to) from         6,223                   18,591         7,833                          3,198
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        (100,566,864)           61,354,547     41,466,936                     3,755,769
net assets from contract
transactions

Retained in (returned from)       (67,342)                54,411         (137)                          12
Variable Annuity Account I,
net

Total increase (decrease) in      (88,468,256)            136,866,036    60,441,542                     2,675,716
net assets

Net assets at beginning of year   415,927,875             279,061,839    4,454,538                      1,778,822

Net assets at end of year        $ 327,459,619           $ 415,927,875  $ 64,896,080                   $ 4,454,538





                                   MSDWUF -   EMERGING MARKETS
                                   DEBT



                                 12/31/99                       12/31/98

Net investment income (loss)     $ 387,443                      $ 224,698

Net realized gain on              52,286                         31,585
investments

Unrealized appreciation           182,290                        (1,105,348)
(depreciation)

Net increase (decrease) in        622,019                        (849,065)
net assets from operations

Payments  received from           416,636                        385,556
contract owners

Transfers between                 273,396                        (235,454)
sub-accounts and the fixed
account, net

Transfers for contract            (59,988)                       (2,839)
benefits and terminations

Other transfers (to) from         910                            12
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        630,954                        147,275
net assets from contract
transactions

Retained in (returned from)       431                            (11)
Variable Annuity Account I,
net

Total increase (decrease) in      1,253,404                      (701,801)
net assets

Net assets at beginning of year   2,153,635                      2,855,436

Net assets at end of year        $ 3,407,039                    $ 2,153,635









                                    MSDWUF -   GLOBAL EQUITY                      MSDWUF -   INTERNATIONAL
                                                                                MAGNUM



                               12/31/99                        12/31/98         12/31/99                      12/31/98

Net investment income (loss)   $ 55,482                         $ 23,690        $ (4,300)                     $ (30,488)

Net realized gain on            1,082,452                        383,478         87,686                        488,359
investments

Unrealized appreciation         (647,744)                         (13,408)       2,474,219                     (1,107,058)
(depreciation)

Net increase (decrease) in      490,190                            393,760       2,557,605                     (649,187)
net assets from operations

Payments  received from         1,324,280                         2,573,393      396,375                       1,938,850
contract owners

Transfers between               (3,422,048)                        13,267,550    (1,092,928)                   9,227,074
sub-accounts and the fixed
account, net

Transfers for contract          (484,218)                          (145,036)     (402,623)                     (174,277)
benefits and terminations

Other transfers (to) from       (536)                                6,688       2,993                         (1,810)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in      (2,582,522)                         15,702,595   (1,096,183)                   10,989,837
net assets from contract
transactions

Retained in (returned from)     (161)                               121          22                            (20)
Variable Annuity Account I,
net

Total increase (decrease) in    (2,092,493)                       16,096,476     1,461,444                     10,340,630
net assets

Net assets at beginning of year 18,306,967                        2,210,491      11,725,836                    1,385,206

Net assets at end of year      $ 16,214,474                     $ 18,306,967    $ 13,187,280                  $ 11,725,836





                                      PBHG -   GROWTH II                  PBHG -   SMALL CAP   VALUE




                                 12/31/99                  12/31/98     12/31/99                       12/31/98

Net investment income (loss)     $ (200,218)               $ (32,504)   $ (321,079)                    $ (218,941)

Net realized gain on              867,275                   225,669      2,287,120                      1,417,645
investments

Unrealized appreciation           30,717,543                68,354       3,650,843                      1,169,066
(depreciation)

Net increase (decrease) in        31,384,600                261,519      5,616,884                      2,367,770
net assets from operations

Payments  received from           3,883,840                 850,883      2,539,992                      6,007,615
contract owners

Transfers between                 85,042,612                1,772,018    (6,626,178)                    25,244,658
sub-accounts and the fixed
account, net

Transfers for contract            (345,883)                 (74,612)     (1,238,687)                    (771,427)
benefits and terminations

Other transfers (to) from         12,078                    (85)         2,701                          (610)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        88,592,647                2,548,204    (5,322,172)                    30,480,236
net assets from contract
transactions

Retained in (returned from)       (138)                     (2)          (155)                          55
Variable Annuity Account I,
net

Total increase (decrease) in      119,977,109               2,809,721    294,557                        32,848,061
net assets

Net assets at beginning of year   5,011,598                 2,201,877    41,078,481                     8,230,420

Net assets at end of year        $ 124,988,707             $ 5,011,598  $ 41,373,038                    41,078,481





                                   PBHG -   LARGE CAP   VALUE




                                 12/31/99                       12/31/98

Net investment income (loss)     $ (291,007)                    $ (4,530)

Net realized gain on              3,870,481                      599,744
investments

Unrealized appreciation           (585,169)                      2,352,195
(depreciation)

Net increase (decrease) in        2,994,305                      2,947,409
net assets from operations

Payments  received from           3,588,662                      1,617,512
contract owners

Transfers between                 10,944,342                     14,686,725
sub-accounts and the fixed
account, net

Transfers for contract            (1,118,795)                    (75,122)
benefits and terminations

Other transfers (to) from         11,457                         (38,316)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        13,425,666                     16,190,799
net assets from contract
transactions

Retained in (returned from)       20                             (20)
Variable Annuity Account I,
net

Total increase (decrease) in      16,419,991                     19,138,188
net assets

Net assets at beginning of year   19,897,931                     759,743

Net assets at end of year        $ 36,317,922                   $ 19,897,931


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


                                 SUBACCOUNTS INVESTING IN:

                                  PBHG -  TECHNOLOGY &                          PBHG -   SELECT 20
                                 COMMUNICATIONS



                                 12/31/99                   12/31/98       12/31/99                  12/31/98

Net investment income (loss)     $ (2,762,048)               $ (111,535)   $ (3,174,141)              $ (850,513)

Net realized gain on              9,207,801                  501,364        36,793,079                4,426,860
investments

Unrealized appreciation           676,031,390                4,097,815      287,462,086               54,862,065
(depreciation)

Net increase (decrease) in        682,477,143                4,487,644      321,081,024               58,438,412
net assets from operations

Payments  received from           51,059,274                 2,914,877      33,137,434                22,652,708
contract owners

Transfers between                 677,999,380                11,118,897     44,079,310                203,599,981
sub-accounts and the fixed
account, net

Transfers for contract            (8,579,567)                (214,261)      (9,333,271)               (1,977,564)
benefits and terminations

Other transfers (to) from         260,165                    (1,544)        110,152                   (152,719)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        720,739,252                 13,817,969    67,993,625                 224,122,406
net assets from contract
transactions

Retained in (returned from)       1,563                       23            (669)                      (1,003,458)
Variable Annuity Account I,
net

Total increase (decrease) in      1,403,217,958              18,305,636     389,073,980               281,557,360
net assets

Net assets at beginning of year   25,809,987                 7,504,351      288,587,415               7,030,055

Net assets at end of year        $ 1,429,027,945             $ 25,809,987  $ 677,661,395              $ 288,587,415





                                   SVIF -   DISCOVERY    FUND                  SVIF -   MID CAP GROWTH
                                 II                                          FUND II



                                 12/31/99                      12/31/98      12/31/99                      12/31/98

Net investment income (loss)     $ (18,633)                     $ (15,019)   $ (573,402)                    $ (51,950)

Net realized gain on              335,679                       53,007        1,349,619                     177,519
investments

Unrealized appreciation           (87,515)                      47,865        66,604,569                    1,398,499
(depreciation)

Net increase (decrease) in        229,531                       85,853        67,380,786                    1,524,068
net assets from operations

Payments  received from           146,300                       491,666       14,044,251                    1,725,445
contract owners

Transfers between                 289,032                       1,159,295     152,381,500                   7,060,545
sub-accounts and the fixed
account, net

Transfers for contract            (57,132)                      (73,254)      (1,723,645)                   (127,725)
benefits and terminations

Other transfers (to) from         2,370                         1,767         19,917                        264
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        380,570                        1,579,474    164,722,023                    8,658,529
net assets from contract
transactions

Retained in (returned from)       (4)                            (72)         (217)                          314
Variable Annuity Account I,
net

Total increase (decrease) in      610,097                       1,665,255     232,102,592                   10,182,911
net assets

Net assets at beginning of year   2,503,055                     837,800       11,650,461                    1,467,550

Net assets at end of year        $ 3,113,152                    $ 2,503,055  $ 243,753,053                  $ 11,650,461





                                   SVIF -   OPPORTUNITY   FUND
                                 II



                                 12/31/99                       12/31/98

Net investment income (loss)     $ (297,094)                     $ (86,892)

Net realized gain on              4,031,294                      1,495,715
investments

Unrealized appreciation           7,090,430                      (453,869)
(depreciation)

Net increase (decrease) in        10,824,630                     954,954
net assets from operations

Payments  received from           3,435,223                      4,918,575
contract owners

Transfers between                 12,840,283                     18,289,352
sub-accounts and the fixed
account, net

Transfers for contract            (1,256,287)                    (215,435)
benefits and terminations

Other transfers (to) from         (5,623)                        (2)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        15,013,596                      22,992,490
net assets from contract
transactions

Retained in (returned from)       80                              (331)
Variable Annuity Account I,
net

Total increase (decrease) in      25,838,306                     23,947,113
net assets

Net assets at beginning of year   26,959,500                     3,012,387

Net assets at end of year        $ 52,797,806                    $ 26,959,500









                                   WPT -   SMALL COMPANY                       WPT -   INTERNATIONAL
                                 GROWTH                                      EQUITY



                                 12/31/99                   12/31/98         12/31/99                   12/31/98

Net investment income (loss)     $ (171,003)                 $ (110,109)     $ 92,533                    $ (10,297)

Net realized gain on              2,004,345                   365,092         179,279                    131,244
investments

Unrealized appreciation           12,968,059                   (688,006)      3,699,852                  (470,679)
(depreciation)

Net increase (decrease) in        14,801,401                    (433,023)     3,971,664                  (349,732)
net assets from operations

Payments  received from           1,350,991                    3,197,677      842,164                    691,255
contract owners

Transfers between                 11,333,526                    9,924,432     11,659,796                 3,128,429
sub-accounts and the fixed
account, net

Transfers for contract            (647,647)                     (217,900)     (267,100)                  (35,648)
benefits and terminations

Other transfers (to) from         (1,097)                         2,322       647                        41,204
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        12,035,773                     12,906,531   12,235,507                  3,825,240
net assets from contract
transactions

Retained in (returned from)       (334)                          832          112                         (25,097)
Variable Annuity Account I,
net

Total increase (decrease) in      26,836,840                   12,474,340     16,207,283                 3,450,411
net assets

Net assets at beginning of year   18,871,505                   6,397,165      4,007,860                  557,449

Net assets at end of year        $ 45,708,345                $ 18,871,505    $ 20,215,143                $ 4,007,860





                                   WPT -   POST-VENTURE                       TOTAL
                                 CAPITAL



                                 12/31/99                  12/31/98      12/31/99          12/31/98

Net investment income (loss)     $ (55,782)                 $ (39,091)   $ 79,078,853       $ 78,743,169

Net realized gain on              361,254                   267,294       972,232,245       762,593,878
investments

Unrealized appreciation           3,847,450                 (324,010)     1,686,291,277     698,755,704
(depreciation)

Net increase (decrease) in        4,152,922                 (95,807)      2,737,602,375     1,540,092,751
net assets from operations

Payments  received from           346,462                   1,694,793     1,678,070,564     1,123,846,738
contract owners

Transfers between                 1,608,293                 3,942,912     1,748,970         11,223,924
sub-accounts and the fixed
account, net

Transfers for contract            (124,952)                 (40,972)      (500,817,028)     (381,403,163)
benefits and terminations

Other transfers (to) from         221                       (2,354)       678,256           (250,256)
Fidelity Investments Life
Insurance Co., net

Net increase (decrease) in        1,830,024                  5,594,379    1,179,680,762      753,417,243
net assets from contract
transactions

Retained in (returned from)       20                         (128)        (604,517)          (707,597)
Variable Annuity Account I,
net

Total increase (decrease) in      5,982,966                 5,498,444     3,916,678,620     2,292,802,397
net assets

Net assets at beginning of year   6,739,331                 1,240,887     9,812,360,123     7,519,557,726

Net assets at end of year        $ 12,722,297               $ 6,739,331  $ 13,729,038,743   $ 9,812,360,123


NOTES TO FINANCIAL STATEMENTS

For the years ended December 31, 1999 and 1998

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

1. ORGANIZATION

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

INVESTMENT VALUATION

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios.

ACCOUNTING FOR INVESTMENTS

Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

ANNUITY RESERVES

Annuity reserves are computed for contracts in the payout stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.

FEDERAL INCOME TAXES

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

ESTIMATES

The preparation of the statement of assets and liabilities and the statements of operations and of changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

RECLASSIFICATIONS

Certain prior year balances have been reclassified to conform with the current year presentation.

3. EXPENSES

FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. The daily charge is equivalent to an annual effective rate of 1% of net assets for Income Advantage contracts and is equivalent to an annual effective rate of 0.8% of net assets for Retirement Reserves contracts. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.

In 1999, FILI began offering Retirement Reserves contractholders the opportunity to elect a death benefit rider. If elected, FILI deducts a quarterly charge which will not exceed 0.10% of the Retirement Reserve contract value on the date of the charge. There will be no charges made once the annuitant reaches their 85th birthday.

4. AFFILIATED COMPANY TRANSACTIONS

The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI), Fidelity Insurance Agency, Inc. (FIA), and Fidelity Investments Institutional Services Company, Inc. (FIIS), all of which are affiliated with FMR Corp. FBSI, FIA, and FIIS are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Company, Inc., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.

5. PURCHASES AND SALES OF INVESTMENTS

The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1999:

                                 PURCHASES       SALES

VIP - Money Market              $  761,591,353  $  456,464,644

VIP - High Income                 114,614,588     125,337,886

VIP - Equity-Income               181,351,922     415,746,236

VIP - Growth                      554,076,266     85,510,250

VIP - Overseas                    73,781,115      45,641,426

VIP II - Investment Grade Bond    82,497,677      120,206,583

VIP II - Asset Manager            106,566,746     140,928,128

VIP II - Index 500                221,435,138     175,759,513

VIP II - Asset Manager: Growth    65,188,960      72,428,177

VIP II - Contrafund               256,696,762     174,117,298

VIP III - Balanced                67,707,564      54,839,543

VIP III - Growth & Income         164,527,899     207,370,561

VIP III - Growth Opportunities    49,272,147      141,189,921

MSDWUF - Emerging Markets         62,474,483      21,184,573
Equity

MSDWUF - Emerging Markets Debt    8,145,756       7,126,928

MSDWUF - Global Equity            7,236,563       8,994,665

MSDWUF - International Magnum     11,726,626      12,770,586

PBHG - Growth II                  93,891,460      5,499,169

PBHG - Small Cap Value            23,534,140      29,177,546

PBHG - Large Cap Value            30,255,243      16,238,075

PBHG - Technology &               743,673,703     25,694,936
Communications

PBHG - Select 20                  183,360,841     118,542,026

SVIF - Discovery Fund II          3,804,697       3,149,931

SVIF - Mid Cap Growth Fund II     169,254,987     5,077,532

SVIF - Opportunity Fund II        30,210,304      12,507,757

WPT - Small Company Growth        25,543,796      12,515,116

WPT - International Equity        20,011,957      7,683,805

WPT - Post-Venture Capital        5,533,282       3,759,020

6. UNIT VALUES

A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1999 and 1998 are as follows:



                                 BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      ENDING       ENDING
                                 BALANCE      RECEIVED     BETWEEN        TERMINATIONS  BALANCE      BALANCE
                                 UNITS        FROM         SUBACCOUNTS,                 UNITS        UNIT
                                              CONTRACT     NET                                       VALUE
                                              OWNERS

JANUARY 1, 1999 TO DECEMBER
31, 1999

 VIP - Money Market               42,335,962   65,024,585   (41,035,176)   (8,887,660)   57,437,711  $ 17.441547

 VIP - High Income                9,274,597    356,331      (1,152,725)    (577,959)     7,900,244   $ 29.532615

 VIP - Equity-Income              34,627,026   449,858      (5,652,786)    (1,641,911)   27,782,187  $ 46.009566

 VIP - Growth                     22,783,884   917,019      4,471,613      (1,275,819)   26,896,697  $ 80.674535

 VIP - Overseas                   9,537,903    253,497      597,373        (505,710)     9,883,063   $ 37.223575

 VIP II - Investment Grade Bond   11,642,575   594,181      (2,212,000)    (1,098,275)   8,926,481   $ 19.870115

 VIP II - Asset Manager           27,415,335   383,845      (1,751,559)    (2,091,084)   23,956,537  $ 31.190611

 VIP II - Index 500               32,083,136   1,235,693    661,926        (1,547,376)   32,433,379  $ 37.781601

 VIP II - Asset Manager: Growth   14,675,155   433,529      (1,260,297)    (799,765)     13,048,622  $ 23.934865

 VIP II - Contrafund              55,426,745   1,771,928    970,357        (2,703,228)   55,465,802  $ 32.540456

 VIP III - Balanced               6,933,405    490,301      166,077        (785,249)     6,804,534   $ 14.501916

 VIP III - Growth & Income        32,986,321   1,728,512    (3,180,687)    (2,214,891)   29,319,255  $ 17.646534

 VIP III - Growth Opportunities   25,247,156   840,484      (6,314,478)    (873,262)     18,899,900  $ 16.153367

 MSDWUF - Emerging Markets        586,128      192,894      3,620,769      (244,810)     4,154,981   $ 14.679023
Equity

 MSDWUF - Emerging Markets Debt   280,904      49,309       27,232         (11,517)      345,928     $ 9.552515

 MSDWUF - Global Equity           1,504,399    113,578      (260,807)      (55,665)      1,301,505   $ 11.916163

 MSDWUF - International Magnum    998,415      34,400       (56,609)       (33,180)      943,026     $ 13.230131

 PBHG - Growth II                 439,863      237,579      4,898,992      (59,641)      5,516,793   $ 21.422237

 PBHG - Small Cap Value           3,428,665    226,116      (501,445)      (218,824)     2,934,512   $ 13.200297

 PBHG - Large Cap Value           1,331,167    249,185      780,998        (157,007)     2,204,343   $ 15.178062

 PBHG - Technology &              1,929,033    2,150,661    28,462,505     (976,099)     31,566,100  $ 42.930574
Communications

 PBHG - Select 20                 16,529,457   1,757,084    1,889,829      (991,944)     19,184,426  $ 33.424799

 SVIF - Discovery Fund II         215,120      15,494       32,424         (240)         262,798     $ 10.752497

 SVIF - Mid Cap Growth Fund II    832,891      771,508      7,775,504      (185,340)     9,194,563   $ 24.646794

 SVIF - Opportunity Fund II       2,219,038    257,304      858,223        (153,946)     3,180,619   $ 15.294116

 WPT - Small Company Growth       1,848,787    116,290      791,446        (176,432)     2,580,091   $ 16.470689

 WPT - International Equity       374,074      60,831       828,057        (18,380)      1,244,582   $ 15.725838

 WPT - Post-Venture Capital       588,128      28,870       90,036         (12,779)      694,255     $ 17.570342





                                 DOLLARS

JANUARY 1, 1999 TO DECEMBER
31, 1999

 VIP - Money Market              $ 1,001,802,532

 VIP - High Income                233,314,877

 VIP - Equity-Income              1,278,246,354

 VIP - Growth                     2,169,878,531

 VIP - Overseas                   367,882,944

 VIP II - Investment Grade Bond   177,370,216

 VIP II - Asset Manager           747,219,001

 VIP II - Index 500               1,225,385,001

 VIP II - Asset Manager: Growth   312,317,022

 VIP II - Contrafund              1,804,882,506

 VIP III - Balanced               98,678,783

 VIP III - Growth & Income        517,383,238

 VIP III - Growth Opportunities   305,297,025

 MSDWUF - Emerging Markets        60,991,052
Equity

 MSDWUF - Emerging Markets Debt   3,304,486

 MSDWUF - Global Equity           15,508,952

 MSDWUF - International Magnum    12,476,345

 PBHG - Growth II                 118,182,069

 PBHG - Small Cap Value           38,736,436

 PBHG - Large Cap Value           33,457,653

 PBHG - Technology &              1,355,150,794
Communications

 PBHG - Select 20                 641,235,580

 SVIF - Discovery Fund II         2,825,743

 SVIF - Mid Cap Growth Fund II    226,616,507

 SVIF - Opportunity Fund II       48,644,756

 WPT - Small Company Growth       42,495,873

 WPT - International Equity       19,572,101

 WPT - Post-Venture Capital       12,198,288

                                 $ 12,871,054,665


6. UNIT VALUES - CONTINUED





                                 BEGINNING    PAYMENTS     TRANSFERS      CONTRACT      ENDING       ENDING
                                 BALANCE      RECEIVED     BETWEEN        TERMINATIONS  BALANCE      BALANCE
                                 UNITS        FROM         SUBACCOUNTS,                 UNITS        UNIT
                                              CONTRACT     NET                                       VALUE
                                              OWNERS


JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market               28,256,730   53,473,071   (31,221,377)   (8,172,462)   42,335,962  $ 16.718442

 VIP - High Income                10,481,116   651,046      (1,222,100)    (635,465)     9,274,597   $ 27.525979

 VIP - Equity-Income              40,838,032   680,307      (4,883,340)    (2,007,973)   34,627,026  $ 43.619607

 VIP - Growth                     23,048,124   503,652      247,746        (1,015,638)   22,783,884  $ 59.172379

 VIP - Overseas                   10,512,524   249,861      (808,508)      (415,974)     9,537,903   $ 26.308910

 VIP II - Investment Grade Bond   5,524,907    601,825      6,493,163      (977,320)     11,642,575  $ 20.242828

 VIP II - Asset Manager           30,320,855   477,314      (1,046,747)    (2,336,087)   27,415,335  $ 28.302849

 VIP II - Index 500               28,695,264   1,600,404    3,712,872      (1,925,404)   32,083,136  $ 31.604128

 VIP II - Asset Manager: Growth   17,201,030   608,493      (2,402,390)    (731,978)     14,675,155  $ 20.933935

 VIP II - Contrafund              57,789,065   1,791,259    (1,947,601)    (2,205,978)   55,426,745  $ 26.399736

 VIP III - Balanced               4,649,810    524,844      2,527,177      (768,426)     6,933,405   $ 13.982944

 VIP III - Growth & Income        18,798,233   2,515,821    14,337,709     (2,665,442)   32,986,321  $ 16.294958

 VIP III - Growth                 21,154,834   1,669,675    3,510,201      (1,087,554)   25,247,156  $ 15.616534
Opportunities

 MSDWUF - Emerging Markets        176,936      69,786       348,445        (9,039)       586,128     $ 7.561799
Equity

 MSDWUF - Emerging Markets        270,613      37,746       (18,180)       (9,275)       280,904     $ 7.443062
Debt

 MSDWUF - Global Equity           214,479      228,308      1,160,084      (98,472)      1,504,399   $ 11.539332

 MSDWUF - International Magnum    126,071      175,181      806,757        (109,594)     998,415     $ 10.652996

 PBHG - Growth II                 198,868      83,110       167,957        (10,072)      439,863     $ 10.895644

 PBHG - Small Cap Value           760,923      539,438      2,325,754      (197,450)     3,428,665   $ 11.477768

 PBHG - Large Cap Value           71,061       134,930      1,218,750      (93,574)      1,331,167   $ 14.051655

 PBHG - Technology &              746,784      277,870      978,928        (74,549)      1,929,033   $ 12.942126
Communications

 PBHG - Select 20                 551,473      1,714,311    15,088,136     (824,463)     16,529,457  $ 16.795293

 SVIF - Discovery Fund II         69,087       49,186       115,355        (18,508)      215,120     $ 10.314283

 SVIF - Mid Cap Growth Fund II    139,945      154,865      608,714        (70,633)      832,891     $ 13.084892

 SVIF - Opportunity Fund II       277,353      444,329      1,651,011      (153,655)     2,219,038   $ 11.428140

 WPT - Small Company Growth       596,845      317,788      1,001,041      (66,887)      1,848,787   $ 9.819912

 WPT - International Equity       54,981       62,350       268,596        (11,853)      374,074     $ 10.331959

 WPT - Post-Venture Capital       120,198      154,767      349,002        (35,839)      588,128     $ 10.833075





                                 DOLLARS

JANUARY 1, 1998 TO DECEMBER
31, 1998

 VIP - Money Market              $ 707,791,321

 VIP - High Income                255,292,340

 VIP - Equity-Income              1,510,417,235

 VIP - Growth                     1,348,176,594

 VIP - Overseas                   250,931,855

 VIP II - Investment Grade Bond   235,678,611

 VIP II - Asset Manager           775,932,084

 VIP II - Index 500               1,013,959,556

 VIP II - Asset Manager: Growth   307,208,746

 VIP II - Contrafund              1,463,251,419

 VIP III - Balanced               96,949,417

 VIP III - Growth & Income        537,510,714

 VIP III - Growth                 394,273,082
Opportunities

 MSDWUF - Emerging Markets        4,432,182
Equity

 MSDWUF - Emerging Markets        2,090,788
Debt

 MSDWUF - Global Equity           17,359,758

 MSDWUF - International Magnum    10,636,111

 PBHG - Growth II                 4,792,592

 PBHG - Small Cap Value           39,353,426

 PBHG - Large Cap Value           18,705,104

 PBHG - Technology &              24,965,791
Communications

 PBHG - Select 20                 277,617,062

 SVIF - Discovery Fund II         2,218,812

 SVIF - Mid Cap Growth Fund II    10,898,297

 SVIF - Opportunity Fund II       25,359,470

 WPT - Small Company Growth       18,154,923

 WPT - International Equity       3,864,918

 WPT - Post-Venture Capital       6,371,227

                                 $ 9,364,193,435


REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractholders of Fidelity Investments Variable Annuity
Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 1999, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period then ended December 31, 1999, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of Fidelity Investments Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
January 25, 2000

Fidelity Retirement Reserves (policy form NRR-96100), Fidelity
Variable Annuity and Fidelity Income Advantage (policy form
FVIA-92100) are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services, Inc., member NYSE, SIPC, Fidelity
Insurance Agency, Inc., Fidelity Investments Insurance Agency of
Texas, Inc. and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109